Transactions with Related Parties, Support Agreement with Sphinx Investment Corp (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Abstract]
Support agreement costs	$ 6,750	$ 0
Related Party [Member] | Sphinx [Member]
Related Party Transaction [Abstract]
Percentage of outstanding common stock owned	14.10%
Support agreement costs	$ 6,750